FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Fair value measurement of assets	The Company's fair values of financial assets and liabilities

	December 31, 2024
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$347.5	$347.5	$—	$—	$347.5
Short-term investments	1.0	1.0	—	—	1.0
Restricted cash	68.4	68.4	—	—	68.4
Marketable securities	10.3	10.3	—	—	10.3
Bond fund investments	1.0	1.0	—	—	1.0
Deferred consideration from the sale of Sadiola	17.1	—	—	17.1	17.1
Derivatives
Embedded derivative - prepayment options on Term Loan	26.7	—	26.7	—	26.7
	$472.0	$428.2	$26.7	$17.1	$472.0
Liabilities
Derivatives
Currency contracts	$(9.8)	$—	$(9.8)	$—	$(9.8)
Long-term debt - Notes[1]	(452.0)	(435.8)	—	—	(435.8)
Long-term debt - Term Loan[2]	(400.8)	—	(449.2)	—	(449.2)
Long-term debt - equipment loans	(2.1)	—	(2.3)	—	(2.3)
Long-term debt - Credit Facility	(220.0)	—	(220.0)	—	(220.0)
	$(1,084.7)	$(435.8)	$(681.3)	$—	$(1,117.1)
1.The carrying amount excludes unamortized deferred transaction costs of $3.6 million and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $3.7 million, the 3% original discount and the embedded derivative.

	December 31, 2023
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$367.1	$367.1	$—	$—	$367.1
Restricted cash	90.5	90.5	—	—	90.5
Marketable securities and warrants	14.2	14.2	—	—	14.2
Bond fund investments	2.0	2.0	—	—	2.0
Deferred consideration from the sale of Sadiola	15.2	—	—	15.2	15.2
Derivatives
Currency contracts	1.6	—	1.6	—	1.6
Crude oil contracts[1]	5.7	—	5.7	—	5.7
Embedded derivative - prepayment options on Term Loan	5.1	—	5.1	—	5.1
	$501.4	$473.8	$12.4	$15.2	$501.4
Liabilities
Derivatives
Gold bullion contracts	$(9.2)	$—	$(9.2)	$—	$(9.2)
TARF	(1.4)	—	(1.4)	—	(1.4)
Extendible Forwards	(0.5)	—	(0.5)	—	(0.5)
Long-term debt - Notes[2]	(452.5)	(388.3)	—	—	(388.3)
Long-term debt - Term Loan[3]	(400.9)	—	(411.0)	—	(411.0)
Long-term debt - equipment loan[4]	(7.3)	—	(7.3)	—	(7.3)
	$(871.8)	$(388.3)	$(429.4)	$—	$(817.7)
1.Includes hedge and non-hedge derivatives.
2.The carrying amount excludes unamortized deferred transaction costs of $4.5 million and the embedded derivative.
3.The carrying amount excludes unamortized deferred transaction costs of $8.2 million, the 3% original discount and the embedded derivative
4.The carrying amount excludes unamortized deferred transaction costs of $0.1 million.

Fair value measurement of liabilities	The Company's fair values of financial assets and liabilities

	December 31, 2024
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$347.5	$347.5	$—	$—	$347.5
Short-term investments	1.0	1.0	—	—	1.0
Restricted cash	68.4	68.4	—	—	68.4
Marketable securities	10.3	10.3	—	—	10.3
Bond fund investments	1.0	1.0	—	—	1.0
Deferred consideration from the sale of Sadiola	17.1	—	—	17.1	17.1
Derivatives
Embedded derivative - prepayment options on Term Loan	26.7	—	26.7	—	26.7
	$472.0	$428.2	$26.7	$17.1	$472.0
Liabilities
Derivatives
Currency contracts	$(9.8)	$—	$(9.8)	$—	$(9.8)
Long-term debt - Notes[1]	(452.0)	(435.8)	—	—	(435.8)
Long-term debt - Term Loan[2]	(400.8)	—	(449.2)	—	(449.2)
Long-term debt - equipment loans	(2.1)	—	(2.3)	—	(2.3)
Long-term debt - Credit Facility	(220.0)	—	(220.0)	—	(220.0)
	$(1,084.7)	$(435.8)	$(681.3)	$—	$(1,117.1)
1.The carrying amount excludes unamortized deferred transaction costs of $3.6 million and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $3.7 million, the 3% original discount and the embedded derivative.

	December 31, 2023
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$367.1	$367.1	$—	$—	$367.1
Restricted cash	90.5	90.5	—	—	90.5
Marketable securities and warrants	14.2	14.2	—	—	14.2
Bond fund investments	2.0	2.0	—	—	2.0
Deferred consideration from the sale of Sadiola	15.2	—	—	15.2	15.2
Derivatives
Currency contracts	1.6	—	1.6	—	1.6
Crude oil contracts[1]	5.7	—	5.7	—	5.7
Embedded derivative - prepayment options on Term Loan	5.1	—	5.1	—	5.1
	$501.4	$473.8	$12.4	$15.2	$501.4
Liabilities
Derivatives
Gold bullion contracts	$(9.2)	$—	$(9.2)	$—	$(9.2)
TARF	(1.4)	—	(1.4)	—	(1.4)
Extendible Forwards	(0.5)	—	(0.5)	—	(0.5)
Long-term debt - Notes[2]	(452.5)	(388.3)	—	—	(388.3)
Long-term debt - Term Loan[3]	(400.9)	—	(411.0)	—	(411.0)
Long-term debt - equipment loan[4]	(7.3)	—	(7.3)	—	(7.3)
	$(871.8)	$(388.3)	$(429.4)	$—	$(817.7)
1.Includes hedge and non-hedge derivatives.
2.The carrying amount excludes unamortized deferred transaction costs of $4.5 million and the embedded derivative.
3.The carrying amount excludes unamortized deferred transaction costs of $8.2 million, the 3% original discount and the embedded derivative
4.The carrying amount excludes unamortized deferred transaction costs of $0.1 million.